Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Equity Income Fund Inc.), Class A)	0 Months Ended
Feb. 28, 2012
(Oppenheimer Equity Income Fund Inc.) | Class A
Bar Chart Table:
Annual Return 2002	(14.71%)
Annual Return 2003	28.63%
Annual Return 2004	16.68%
Annual Return 2005	9.25%
Annual Return 2006	13.56%
Annual Return 2007	2.55%
Annual Return 2008	(35.56%)
Annual Return 2009	42.22%
Annual Return 2010	20.86%
Annual Return 2011	(6.43%)